Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current Assets
Cash	$ 162,708	$ 149,832	$ 108,446
Accounts receivable	589,682	791,728	1,615,582
Inventory	239,172	118,558	533,106
Prepaid expenses and other current assets	3,500	4,547	194,587
Total Current Assets	995,062	1,064,665	2,451,721
Property and equipment, net	17,151	19,923	15,597
Other Assets
Goodwill			2,410,335
Tradename			760,000
Customer list, net			515,285
Total other assets			3,685,620
Total Assets	1,012,213	1,084,588	6,152,938
Current Liabilities:
Accounts payable	3,344,922	3,163,443	4,113,812
Accrued expenses and interest	2,444,479	1,906,478	2,046,149
Convertible notes payable - net of discounts and premiums	7,591,849	7,827,730	6,943,741
Note payable - seller	900,000	900,000	900,000
Convertible note payable - related party affiliate	34,000	34,000
Convertible note payable - related party officer	30,000	30,000	27,670
Notes payable - related parties, including current portion of long-term notes	226,891	202,645
Line of credit - bank	44,349	44,556	45,915
Notes and loans payable	404,136	284,949	125,000
Settlements payable	42,850	174,574	161,255
Derivative Liabilities	128,628	128,628	258,296
Total Current Liabilities	15,192,104	14,697,003	14,621,838
Long-term Liabilities:
Convertible note payable - related party affiliate	688,444	688,444	688,444
Convertible note payable - related party officer	164,742	166,995
Notes payable - related party officer, net of current portion	405,000	427,500
Total Long-term Liabilities	1,258,186	1,282,939	688,444
Total Liabilities	16,450,290	15,979,942	15,310,282
Commitments and Contingencies (Note 15)
Stockholders' Deficit:
Preferred stock - $0.0001 par value, 5,000,000 shares authorized, Series A preferred stock - no par value, 250 shares designated, issued and outstanding
Common stock - $0.0001 par value, 6,000,000,000 shares authorized, 3,670,112 and 3,255,346 shares issued and outstanding at December 31, and September 30, 2019, respectively	368	326	77
Additional paid-in capital	11,974,849	11,850,771	10,473,871
Accumulated deficit	(27,413,294)	(26,746,451)	(19,631,292)
Total Stockholders' Deficit	(15,438,077)	(14,895,354)	(9,157,344)
Total Liabilities and Stockholders' Deficit	$ 1,012,213	$ 1,084,588	$ 6,152,938